Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 27, 2020
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2020